Related party transactions - Schedule of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 1,466	$ 2,182
Share-based payments	607	975
Termination benefits	0	1,446
Total	$ 2,073	$ 4,603